Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rent paid	$ 2,400	$ 2,400	$ 2,400
Management fees paid	97,000	81,500	35,500
Directors fees paid		38,250
Accrued interest expenses		3,356
Accrued interest expense repaid			96,960
Repaid principal and interest, aggregate			168,744
Issuance of additional convertible promissory note			350,000
Issuance of additional convertible promissory note, interest rate			7.00%
Interest included in accounts payable	1,940	49,452
Accounts payable repaid		370,000
Total balance outstanding		399,452
Convertible Notes Payable
Accrued interest expenses	23,507	24,567
General Security Agreement
Repaid principal and interest, aggregate	$ 510,000	$ 370,000